Basic Financial Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) participant	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Expenses	$ 763,201
Administrative expenses	1,324
Benefits paid to participants and beneficiaries	761,877
Other expenses	$ 0
Number of participants | participant	95
Net plan assets	$ 56,845,596	$ 47,599,790
Change in net asset available for benefit	9,245,806
Income	10,009,007
Employer contributions	1,169,874
Employee contributions	1,570,203
Earnings from investments	$ 7,254,335